Interests in Associates - Summarized Financial Information of China Tower Corporation Limited and Reconciled to Carrying Amounts of Interests in Associates in Consolidated Financial Statements (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Current assets	¥ 73,182		¥ 73,005
Non-current assets	629,949		590,377
Current liabilities	264,661		258,920
Non-current liabilities	83,430		60,363
Operating revenues	375,734		377,124	¥ 366,229
Profit for the year	20,712		21,338	18,761
Other comprehensive income for the year	557		(95)	(552)
Total comprehensive income for the year	21,269		21,243	¥ 18,209
Reconcile to the Group's interests in the associate:
Non-controlling interests of the associate	(2,530)		(1,030)
China Tower [member]
Disclosure of associates [line items]
Current assets	40,995		31,799
Non-current assets	297,072		283,565
Current liabilities	128,364		114,759
Non-current liabilities	27,142		20,103
Operating revenues	76,428		71,819
Profit for the year	5,221		2,650
Other comprehensive income for the year
Total comprehensive income for the year	5,221		2,650
Dividend received from the associate	81
Reconcile to the Group's interests in the associate:
Net assets of the associate	182,561		¥ 180,502
Non-controlling interests of the associate	¥ (2)
The Group's effective interest in the associate	20.50%	[1]	20.50%
The Group's share of net assets of the associate	¥ 37,425		¥ 37,003
Adjustment for the remaining balance of the deferred gain from the Tower Assets Disposal	(865)		(1,013)
Carrying amount of the interest in the associate in the consolidated financial statements of the Group	¥ 36,560		¥ 35,990

[1]	China Tower Corporation Limited (“China Tower”) is established and operated in the PRC, and listed on the Main Board of The Stock Exchange of Hong Kong Limited on August 8, 2018. Income from investments in associates for the year ended December 31, 2018 includes: (a) a one-off gain amounting to RMB1,170 arising from the dilution of the Company’s share in China Tower in respect of China Tower’s listing, including those released from the deferred gain from the disposal of telecommunications towers and related assets (the “Tower Assets Disposal”); and (b) share of profits of associates.